Item 1. Schedule of Investments


 T. Rowe Price Small-Cap Stock Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS  91.0%
 CONSUMER DISCRETIONARY  10.3%
 Auto Components  0.4%
 Keystone Automotive *                                 640,300       14,086

 Strattec Security *+                                  190,600       11,867

                                                                     25,953

 Automobiles  0.1%
 Winnebago                                             85,200        2,951

                                                                     2,951

 Hotels, Restaurants & Leisure  2.8%
 Applebee's                                            707,512       17,886

 BJ's Restaurants *                                    316,300       5,020

 CEC Entertainment *                                   464,000       17,052

 PF Chang's China Bistro *                             420,000       20,366

 Red Robin Gourmet Burgers *                           277,500       12,118

 Ruby Tuesday                                          814,800       22,708

 Sonic *                                               1,317,750     33,774

 The Cheesecake Factory *                              864,000       37,498

                                                                     166,422

 Household Durables  0.7%
 Harman International                                  50,000        5,388

 Jarden *                                              1,050,000     38,314

                                                                     43,702

 Internet & Catalog Retail  0.3%
 J. Jill Group *                                       198,100       3,932

 priceline.com *                                       570,000       12,637

                                                                     16,569

 Leisure Equipment & Products  2.0%
 Brunswick                                             1,220,200     55,836

 MarineMax *                                           672,000       15,133

 Polaris Industries                                    430,000       24,003

 SCP Pool                                              775,537       20,738

                                                                     115,710

 Media  1.4%
 Emmis Communications *                                644,300       11,636

 Entercom Communications *                             458,500       14,974

 Getty Images *                                        186,000       10,286

 Scholastic *                                          1,353,800     41,819

 Young Broadcasting, Class A *                         430,700       4,682

                                                                     83,397

 Multiline Retail  0.3%
 Big Lots *                                            795,000       9,723

 Neiman Marcus, Class A                                154,300       8,872

                                                                     18,595

 Specialty Retail  2.2%
 AC Moore Arts & Crafts *                              313,800       7,760

 AnnTaylor Stores *                                    2,062,500     48,263

 Christopher & Banks                                   923,950       14,793

 Hot Topic *                                           925,000       15,762

 Linens 'n Things *                                    673,900       15,614

 Monro Muffler Brake *+                                825,000       18,026

 The Finish Line, Class A                              225,000       6,957

 Ultimate Electronics *                                337,800       1,027

                                                                     128,202

 Textiles, Apparel, & Luxury Goods  0.1%
 Culp *                                                209,900       1,543

 Unifi *                                               608,200       1,387

                                                                     2,930

 Total Consumer Discretionary                                        604,431

 CONSUMER STAPLES  1.8%
 Food & Staples Retailing  1.4%
 Casey's General Stores                                2,448,000     45,508

 Performance Food Group *                              1,271,700     30,139

 Wild Oats Markets *                                   881,900       7,620

                                                                     83,267

 Food Products  0.3%
 ADM Cranberry *++*                                     164          52

 American Italian Pasta, Class A                       374,000       9,780

 Makepeace *                                           164           1,000

 Seneca Foods Class A *                                187,600       3,424

 Seneca Foods Class B *                                72,000        1,314

                                                                     15,570

 Personal Products  0.1%
 Chattem *                                             243,000       7,837

                                                                     7,837

 Total Consumer Staples                                              106,674

 ENERGY  7.9%
 Energy Equipment & Services  6.0%
 Atwood Oceanics *                                     577,000       27,431

 Cooper Cameron *                                      15,000        823

 FMC Technologies *                                    1,749,900     58,447

 Grant Prideco *                                       3,274,350     67,091

 Hanover Compressor *                                  1,625,000     21,856

 Hydril *                                              373,300       16,033

 Key Energy Services *                                 750,600       8,294

 Lone Star Technologies *                              405,700       15,335

 National Oilwell *                                    2,401,700     78,920

 Seacor Holdings *                                     899,500       42,052

 Smith International *                                 135,200       8,211

 W-H Energy Services *                                 473,900       9,833

                                                                     354,326

 Oil & Gas  1.9%
 Forest Oil *                                          1,575,100     47,442

 Noble Energy                                          859,400       50,051

 Ultra Petroleum *                                     283,500       13,906

                                                                     111,399

 Total Energy                                                        465,725

 FINANCIALS  16.5%
 Capital Markets  2.0%
 Affiliated Managers Group *                           550,000       29,447

 Investors Financial Services                          751,000       33,892

 National Financial Partners                           338,000       12,094

 Piper Jaffray Cos *+                                  992,500       39,293

                                                                     114,726

 Commercial Banks  5.8%
 Boston Private Financial                              575,400       14,362

 Chittenden                                            2,010,187     54,778

 Citizens Banking                                      1,497,500     48,773

 Glacier Bancorp                                       505,736       14,747

 Pinnacle Financial Partners *                         80,700        1,735

 Provident Bankshares                                  952,078       31,942

 Sandy Spring Bancorp                                  594,400       19,437

 Signature Bank *                                      93,000        2,488

 Southwest Bancorp of Texas                            2,047,000     41,227

 Texas Capital Bancshares *                            820,100       14,885

 Valley National Bancorp                               1,446,995     36,956

 WestAmerica                                           1,028,400     56,449

                                                                     337,779

 Diversified Financial Services  0.5%
 Assured Guaranty                                      1,910,000     31,821

                                                                     31,821

 Insurance  5.2%
 Aspen Insurance Holdings                              819,000       18,845

 Bristol West Holdings                                 1,011,000     17,328

 Brown & Brown                                         280,000       12,796

 Harleysville Group                                    316,200       6,533

 Horace Mann Educators +                               1,729,100     30,398

 Infinity Property & Casualty                          998,900       29,497

 Markel *                                              111,500       34,387

 Ohio Casualty *                                       2,495,700     52,235

 PartnerRe                                             700,000       38,283

 Selective Insurance                                   714,000       26,561

 Triad Guaranty *                                      290,000       16,089

 W. R. Berkley                                         586,000       24,706

                                                                     307,658

 Real Estate  3.0%
 Arden Realty, REIT                                    739,200       24,083

 EastGroup Properties, REIT                            887,600       29,468

 Essex Property Trust, REIT                            100,000       7,185

 Gables Residential Trust, REIT                        792,600       27,067

 LaSalle Hotel Properties, REIT                        495,400       13,673

 Manufactured Home Communities, REIT                   315,000       10,471

 Parkway Properties, REIT +                            599,700       27,856

 Reckson Associates Realty, REIT                       265,900       7,645

 Washington SBI, REIT                                  971,300       29,430

                                                                     176,878

 Thrifts & Mortgage Finance  0.0%
 Frankfort First                                       61,400        1,469

                                                                     1,469

 Total Financials                                                    970,331

 HEALTH CARE  11.6%
 Biotechnology  3.1%
 Abgenix *                                             96,000        947

 Alexion Pharmaceutical *                              350,000       6,300

 Alkermes *                                            938,700       10,833

 Amylin Pharmaceuticals *                              440,000       9,029

 Anadys Pharmaceuticals *                              540,000       2,862

 Cephalon *                                            353,517       16,933

 Cubist Pharmaceuticals *                              947,200       9,358

 CV Therapeutics *                                     104,300       1,304

 Cytogen *                                             360,000       3,794

 Cytokinetics *                                        100,000       1,330

 deCODE GENETICS *                                     471,703       3,552

 Dynavax Technologies *                                366,000       1,991

 Exelixis *                                            845,000       6,811

 Memory Pharmaceuticals *                              366,000       2,807

 Myriad Genetics *                                     1,000,000     17,100

 Neurocrine Biosciences *                              437,500       20,633

 NPS Pharmaceuticals *                                 247,400       5,388

 ONYX Pharmaceuticals *                                600,000       25,806

 OSI Pharmaceuticals *                                 54,400        3,343

 Rigel Pharmaceuticals *                               350,000       8,855

 Trimeris *                                            500,000       7,525

 Vertex Pharmaceuticals *                              1,400,000     14,700

                                                                     181,201

 Health Care Equipment & Supplies  3.5%
 Advanced Neuromodulation Systems *                    625,000       18,969

 Analogic                                              409,500       17,072

 DJ Orthopedics *                                      773,000       13,643

 Edwards Lifesciences *                                589,900       19,762

 EPIX Pharmaceuticals *                                190,000       3,669

 Integra LifeSciences *                                851,000       27,326

 Matthews International, Class A                       1,294,600     43,861

 NuVasive *                                            550,000       5,808

 ResMed *                                              400,000       19,044

 Steris *                                              1,000,100     21,942

 Thoratec *                                            525,000       5,050

 Wilson Greatbatch Technologies *                      487,300       8,718

                                                                     204,864

 Health Care Providers & Services  3.5%
 Accredo Health *                                      700,000       16,499

 Henry Schein *                                        777,200       48,427

 LabOne *                                              350,000       10,231

 Lifeline Systems *+                                   667,200       16,293

 LifePoint Hospitals *                                 125,000       3,751

 Sunrise Senior Living *+                              1,369,100     48,083

 Symbion *                                             489,000       7,875

 United Surgical Partners International *              1,085,000     37,270

 WellChoice *                                          425,000       15,865

                                                                     204,294

 Pharmaceuticals  1.5%
 Able Laboratories *                                   325,000       6,227

 Atherogenics *                                        800,000       26,360

 Eon Labs *                                            400,000       8,680

 Inspire Pharmaceuticals *                             1,120,000     17,618

 Medicines Company *                                   350,000       8,449

 Nektar Therapeutics *                                 175,100       2,535

 Noven Pharmaceuticals *                               986,300       20,555

                                                                     90,424

 Total Health Care                                                   680,783

 INDUSTRIALS & BUSINESS SERVICES  15.6%
 Aerospace & Defense  1.4%
 Armor Holdings *+                                     1,502,300     62,511

 Mercury Computer Systems *                            755,000       20,324

 MTC Technologies *                                    22,700        627

                                                                     83,462

 Air Freight & Logistics  2.2%
 EGL *                                                 1,522,300     46,065

 Expeditors International of Washington                83,600        4,322

 Pacer International *                                 830,000       13,612

 Ryder System                                          380,000       17,875

 UTi Worldwide                                         787,600       46,319

                                                                     128,193

 Airlines  0.1%
 Frontier Airlines *                                   710,000       5,453

 Midwest Express Holdings *                            555,600       1,639

                                                                     7,092

 Building Products  0.4%
 Quixote                                               234,782       4,527

 Trex *                                                443,500       19,638

                                                                     24,165

 Commercial Services & Supplies  5.1%
 Central Parking                                       1,486,400     19,650

 Consolidated Graphics *+                              1,001,900     41,980

 Education Management *                                163,600       4,358

 Electro Rent                                          564,300       6,230

 First Advantage, Class A *                            245,800       3,947

 G & K Services, Class A                               807,700       32,098

 Herman Miller                                         1,520,700     37,485

 Intersections *                                       200,000       2,930

 Ionics *+                                             1,150,000     31,050

 KForce *                                              1,311,200     10,988

 Layne Christensen *                                   264,800       3,990

 LECG *                                                956,100       16,168

 Resources Connection *+                               1,083,500     40,935

 SOURCECORP *                                          625,900       13,857

 Tetra Tech *                                          1,589,262     20,136

 West Corporation *                                    371,908       10,834

                                                                     296,636

 Construction & Engineering  0.2%
 Insituform Technologies *                             698,100       13,034

                                                                     13,034

 Electrical Equipment  1.1%
 A.O. Smith                                            1,745,700     42,508

 American Superconductor *                             219,000       2,720

 Artesyn Technologies *                                1,200,000     11,976

 Woodward Governor                                     89,700        6,054

                                                                     63,258

 Machinery  3.6%
 Actuant, Class A *                                    918,260       37,841

 Cascade                                               260,000       7,218

 Graco                                                 1,020,000     34,170

 Harsco                                                1,159,600     52,066

 IDEX                                                  406,950       13,820

 Lindsay Manufacturing +                               1,062,200     28,499

 Reliance Steel & Aluminum                             135,000       5,359

 Toro                                                  450,000       30,735

                                                                     209,708

 Road & Rail  1.5%
 Genesee & Wyoming, Class A *                          200,000       5,064

 Heartland Express                                     800,086       14,762

 Knight Transportation *                               2,317,200     49,634

 Overnite                                              585,000       18,387

                                                                     87,847

 Total Industrials & Business Services                               913,395

 INFORMATION TECHNOLOGY  19.5%
 Communications Equipment  1.9%
 Belden CDT +                                          1,915,000     41,747

 Black Box                                             655,000       24,202

 F5 Networks *                                         425,000       12,945

 Ixia *                                                675,000       6,561

 Packeteer *                                           477,500       5,162

 Riverstone Networks *                                 1,750,000     1,470

 Sirf Technology Holdings *                            1,027,000     14,614

 Tekelec *                                             416,700       6,951

                                                                     113,652

 Computers & Peripherals  0.8%
 Applied Films *                                       73,300        1,320

 Emulex *                                              1,225,000     14,112

 Gateway *                                             3,620,800     17,923

 Synaptics *                                           650,000       13,104

                                                                     46,459

 Electronic Equipment & Instruments  2.3%
 Cogent *                                              212,000       3,863

 Digital Theater Systems *                             575,000       10,494

 Global Imaging Systems *                              651,400       20,245

 KEMET *                                               1,845,000     14,926

 Littelfuse *                                          588,900       20,335

 Methode Electronics                                   1,254,700     16,048

 Newport *                                             789,600       9,057

 Plexus *                                              1,898,600     20,960

 Technitrol *                                          379,500       7,400

 Woodhead Industries +                                 960,300       13,252

                                                                     136,580

 Internet Software & Services  0.6%
 Digital Insight *                                     1,095,000     14,925

 MatrixOne *                                           1,603,700     8,115

 Netegrity *                                           875,000       6,571

 Sonicwall *                                           115,200       779

 Websense *                                            55,000        2,292

 Websidestory *                                        200,000       1,850

                                                                     34,532

 IT Services  3.8%
 BISYS Group *                                         1,094,000     15,983

 CACI International, Class A *                         770,800       40,683

 Global Payments                                       868,000       46,481

 Iron Mountain *                                       1,772,737     60,007

 Maximus *                                             1,058,300     30,490

 MPS Group *                                           2,646,800     22,260

 RightNow Technologies *                               709,000       8,884

                                                                     224,788

 Semiconductor & Semiconductor Equipment  3.8%
 AMIS Holdings *                                       700,000       9,464

 Artisan Components *                                  300,000       8,733

 Atheros Communications *                              364,000       3,713

 ATMI *                                                828,500       16,968

 Cabot Microelectronics *                              544,000       19,720

 Entegris *                                            1,441,200     12,019

 Exar *                                                1,163,000     16,468

 Lattice Semiconductor *                               1,968,800     9,667

 Microsemi *                                           940,000       13,254

 MKS Instruments *                                     1,556,200     23,841

 Mykrolis *                                            1,554,800     15,657

 PDF Solutions *                                       973,800       11,831

 Power Integrations *                                  145,000       2,962

 Semtech *                                             1,764,000     33,816

 Sigmatel *                                            221,400       4,696

 Tessera Technologies *                                758,900       16,772

                                                                     219,581

 Software  6.3%
 Actuate *                                             395,500       1,396

 Altiris *                                             730,000       23,105

 Blackbaud *                                           126,400       1,239

 Catapult Communications *                             418,600       7,887

 Concord Communications *                              499,400       4,457

 FactSet Research Systems                              856,200       41,269

 FileNet *                                             1,546,400     27,000

 Internet Security Systems *                           901,400       15,324

 Jack Henry & Associates                               2,420,100     45,425

 Kronos  *+                                            1,325,000     58,684

 Magma Design Automation *                             510,900       7,704

 Mercury Interactive *                                 279,300       9,742

 Motive *                                              751,000       8,434

 NetIQ *                                               1,371,400     14,674

 Open Solutions *                                      422,000       10,537

 Progress Software *                                   900,000       17,910

 Quest Software *                                      1,279,400     14,227

 Red Hat *                                             856,700       10,486

 RSA Security *                                        1,177,200     22,720

 SPSS *                                                536,400       7,150

 Verisity *                                            340,000       2,363

 Verity *                                              1,250,000     16,100

                                                                     367,833

 Total Information Technology                                        1,143,425

 MATERIALS  6.6%
 Chemicals  4.5%
 Airgas                                                2,875,000     69,201

 Arch Chemicals +                                      1,198,100     34,206

 Ferro                                                 1,685,000     36,750

 IMC Global *                                          2,325,000     40,432

 MacDermid                                             175,000       5,068

 Material Sciences *                                   691,100       9,323

 Minerals Technologies                                 948,000       55,799

 Symyx Technologies *                                  575,000       13,541

                                                                     264,320

 Containers & Packaging  0.4%
 Chesapeake Corp                                       710,000       17,054

 Smurfit-Stone Container *                             191,100       3,702

                                                                     20,756

 Metals & Mining  1.4%
 Adrian Steel +*                                       13,000        4,745

 Coal Creek *                                          9,295         2,184

 Gibraltar Steel                                       378,500       13,687

 Lihir Gold (AUD) *                                    7,971,900     6,178

 Meridian Gold *                                       1,700,000     28,424

 NN                                                    163,900       1,877

 Steel Dynamics                                        675,000       26,068

                                                                     83,163

 Paper & Forest Products  0.3%
 Buckeye Technologies *                                1,780,100     19,848

                                                                     19,848

 Total Materials                                                     388,087

 TELECOMMUNICATION SERVICES  0.8%
 Wireless Telecommunication Services  0.8%
 Spectrasite *                                         846,000       39,339

 Western Wireless, Class A *                           323,000       8,304

 Total Telecommunication Services                                    47,643

 UTILITIES  0.4%
 Electric Utilities  0.4%
 Cleco                                                 767,200       13,227

 El Paso Electric *                                    726,200       11,670

 Total Utilities                                                     24,897

 Total Common Stocks (Cost  $4,294,308)                              5,345,391

 TRUSTS & MUTUAL FUNDS  0.6%
 Trusts & Mutual Funds  0.6%
 Ishares Russell 2000                                  300,000       34,155

 Total Trusts & Mutual Funds (Cost  $30,479)                         34,155

 SHORT-TERM INVESTMENTS  8.5%
 Money Market Fund  8.4%
 T. Rowe Price Reserve Investment Fund, 1.68% #+       492,192,823   492,193

 U.S. Treasury Obligations 0.1%
 U.S. Treasury Bills, 1.59%, 11/12/04 ++               6,083,000     6,071

 Total Short-Term Investments (Cost  $498,264)                       498,264

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       515

 Total Futures Contracts                                             515

 Total Investments in Securities
 100.1% of Net Assets (Cost $4,823,051)                            $ 5,878,325


 (1)  Denominated in U.S. dollars unless otherwise noted # Seven-day yield
 * Non-income producing ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2004.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 AUD  Australian dollar
 REIT Real Estate Investment Trust


 (2) Open Futures Contracts at September 30, 2004 were as follows:
 ($ 000s)
                                                  Contract      Unrealized
                                    Expiration    Value         Gain (Loss)
 Long, 412 Russell 2000 contracts,
 $6,083 par of 1.59% U.S. Treasury
 Bills pledged as initial margin       12/04      118,244        1,453

 Net payments (receipts) of
 variation margin to date                                        (938)

 Variation margin receivable
 (payable) on open futures contracts                              515


 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities.

                      Purchase Sales   Realized   Investment       Value
 Affiliate            Cost     Cost   Gain/(Loss) Income    9/30/04    12/31/03
 Adrian Steel         -        -       -          39          4,745      4,056

 Arch Chemicals       -        -       -          719         34,206     30,743

 Armor Holdings       -        -       -          -           62,511     39,526

 Belden CDT           -        -       -          192         41,747     40,387

 CompX International  -        8,303   (4,456)    -           -          2,603

 Consolidated Graphics2,803    -       -          -           41,980     29,212

 Horace Mann Educators-        9,146   (2,398)    608         30,398     29,883

 Ionics               -        -       -          -           31,050     36,627

 Kronos               -        7,716   2,704      -           58,684     62,386

 Lifeline Systems     -        -       -          -           16,293     12,677

 Lindsay Manufacturing-        -       -          165         28,499     26,821

 Monro Muffler Brake  18,606   -       -          -           18,026     -

 New England Business
 Services             -        26,893  13,064     401         -          26,875

 Parkway Properties   -        -       -          1,169       27,856     24,948

 Paxar                -        32,558  (4,778)    -           -          26,315

 Piper Jaffray Cos    49,767   7,093   (12)       -           39,293     -

 Resources Connection 1,518    1,782   177        -           40,935     29,836

 Strattec Security    -        -       -          -           11,867     11,609

 Sunrise Senior Living25,608   -       -          -           48,083     25,214

 Woodhead Industries  -        -       -          288         13,252     15,423

 T. Rowe Price Reserve
  Investment Fund     ***      ***     ***        4,401       492,193    457,072

 Totals                                4,301      7,982       1,041,618  932,213


 ***Realized gain/(loss) and purchase and sale information not shown for cash management funds.


 ++Restricted Securities
 ($000s)
 The fund may invest in securities that cannot be
 offered for public resale without first being registered
 under the Securities Act of 1933 and related rules. The
 total restricted securities (excluding 144A issues) at
 period-end amounts to $52 and represents 0.0% of net assets.
 Acquisition Acquisition
 Description                    Acquisition Date        Acquisition Cost
 ADM Cranberry                  6/30/00                   4
 Totals                                                 $ 4

 The fund has registration rights for certain restricted securities held as of September 30, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Small-Cap Stock Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $4,823,051,000. Net unrealized gain aggregated $1,056,212,000 at period-end, of which $1,394,538,000 related to appreciated investments and $338,326,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004